Operating Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Leases [Abstract]
Aggregate expense under operating leases	$ 759	$ 742	$ 738